Cash Generated from Operations (Reconciliation of Liabilities Arising from Financing Activities) (Details) - Bank loans [member] ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
As at 1 January 2017	¥ 546,432
Financing cash flows	59,725
As at 31 December 2017	¥ 606,157